As filed with the Securities and Exchange Commission on January 8, 2019

File Nos. 333-16093

811-07923

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 86

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 87

CITY NATIONAL ROCHDALE FUNDS

(Exact Name of Registrant as Specified in Charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of Principal Executive Offices, Zip Code)

(800) 708-8881

(Registrant’s Telephone Number, including Area Code)

Leigh Muniz

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and Address of Agent for Service)

Please Send Copy of Communication to:

Laurie Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626-7653

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on January 18, 2019 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 86 to the Registration Statement on Form N-1A for City National Rochdale Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”), solely for the purpose of delaying, until January 18, 2019, the effectiveness of Post-Effective Amendment No. 84 (“PEA No. 84”), which was filed with the Commission via EDGAR Accession No. 0001398344-18-014657 on October 9, 2018, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 84 by means of this filing, Parts A, B and C of PEA No. 84 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the City National Rochdale Short Term Emerging Markets Debt Fund is incorporated herein by reference to Part A of PEA No. 84.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the City National Rochdale Short Term Emerging Markets Debt Fund is incorporated herein by reference to Part B of PEA No. 84.

PART C – OTHER INFORMATION

The Part C for the City National Rochdale Short Term Emerging Markets Debt Fund is incorporated herein by reference to Part C of PEA No. 84.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 86 to Registration Statement No. 333-16093 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Beverly Hills, the State of California on this 8th day of January, 2019.

CITY NATIONAL ROCHDALE FUNDS

By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on January 8, 2019.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	January 8, 2019
Garrett D’Alessandro	Executive Officer

/s/ Eric Kleinschmidt	Treasurer (Principal Financial	January 8, 2019
Eric Kleinschmidt	and Accounting Officer)

/s/ Vernon C. Kozlen*	Trustee	January 8, 2019
Vernon C. Kozlen

/s/ James R. Wolford*	Trustee	January 8, 2019
James R. Wolford

/s/ Daniel A. Hanwacker*	Trustee	January 8, 2019
Daniel A. Hanwacker

/s/ Jay C. Nadel*	Trustee	January 8, 2019
Jay C. Nadel

/s/ Andrew S. Clare*	Trustee	January 8, 2019
Andrew S. Clare

/s/ Jon C. Hunt*	Trustee	January 8, 2019
Jon C. Hunt

*By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro, Attorney-in-Fact, pursuant to Power of Attorney